Asset Retirement Obligations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Asset Retirement Obligations [Line Items]
Balance at beginning of year	$ 41,660	¥ 3,424,000	¥ 3,384,000
Accretion expense	1,034	85,000	83,000
Liabilities settled	(5,816)	(478,000)	(271,000)
Additional liabilities incurred	5,572	458,000	111,000
Changes in estimates, including timing	0	0	117,000
Balance at end of year	$ 42,450	¥ 3,489,000	¥ 3,424,000